UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04727
                                                    --------------

                      Phoenix Strategic Equity Series Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
               ---------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          ---------------

                     Date of fiscal year end: April 30, 2004
                                             ---------------

                     Date of reporting period: July 31, 2004
                                              --------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


Phoenix-Seneca Growth Fund


                    SCHEDULE OF INVESTMENTS AT JULY 31, 2004
                                   (UNAUDITED)


                                                        SHARES      VALUE($)
                                                       --------  ------------
DOMESTIC COMMON STOCKS--96.5%

AEROSPACE & DEFENSE--5.2%
L-3 Communications Holdings, Inc.                        69,430     4,245,644
United Technologies Corp.                                63,190     5,908,265
                                                                 ------------
                                                                   10,153,909
                                                                 ------------
AIR FREIGHT & COURIERS--3.0%
FedEx Corp.                                              70,930     5,807,748

BIOTECHNOLOGY--3.1%
Amgen, Inc.(b)                                          106,550     6,060,564

COMMUNICATIONS EQUIPMENT--3.1%
Cisco Systems, Inc.(b)                                  296,160     6,177,898

COMPUTER HARDWARE--3.2%
International Business Machines Corp.                    72,980     6,354,369

CONSUMER FINANCE--2.8%
American Express Co.                                    108,200     5,437,050

DATA PROCESSING & OUTSOURCED SERVICES--5.8%
Automatic Data Processing, Inc.                         127,260     5,342,375
First Data Corp.                                        135,930     6,063,837
                                                                 ------------
                                                                   11,406,212
                                                                 ------------
DEPARTMENT STORES--3.3%
Penney (J.C.) Co., Inc.                                 162,680     6,507,200

FOOTWEAR--2.7%
NIKE, Inc. Class B                                       73,840     5,368,906

GENERAL MERCHANDISE STORES--2.6%
Target Corp.                                            118,580     5,170,088

HEALTH CARE EQUIPMENT--2.4%
Stryker Corp.                                            97,400     4,644,032

HEALTH CARE FACILITIES--2.0%
HCA, Inc.                                               104,170     4,026,170

HEALTH CARE SERVICES--3.5%
Caremark Rx, Inc.(b)                                    225,830     6,887,815

HOTELS, RESORTS & CRUISE LINES--3.2%
Carnival Corp.                                          133,940     6,242,943

HOUSEHOLD PRODUCTS--2.7%
Procter & Gamble Co. (The)                              102,220     5,330,773

HYPERMARKETS & SUPER CENTERS--3.5%
Costco Wholesale Corp.                                  171,060     6,955,300

INDUSTRIAL CONGLOMERATES--5.4%
3M Co.                                                   53,800     4,430,968
Tyco International Ltd.                                 196,740     6,098,940
                                                                 ------------
                                                                   10,529,908
                                                                 ------------
MOVIES & ENTERTAINMENT--2.6%
Viacom, Inc. Class B                                    152,750     5,130,873

MULTI-LINE INSURANCE--2.7%
American International Group, Inc.                       74,000     5,228,100

OIL & GAS EQUIPMENT & SERVICES--3.5%
Baker Hughes, Inc.                                      172,570     6,954,571

OTHER DIVERSIFIED FINANCIAL SERVICES--2.7%
J.P. Morgan Chase & Co.                                 139,780     5,217,987

PAPER PRODUCTS--2.0%
Georgia-Pacific Corp.                                   120,040     4,033,344

PERSONAL PRODUCTS--5.1%
Estee Lauder Cos., Inc. (The) Class A                   114,700     5,035,330
Gillette Co. (The)                                      127,610     4,974,238
                                                                 ------------
                                                                   10,009,568
                                                                 ------------

PHARMACEUTICALS--9.3%
Johnson & Johnson                                       114,600     6,333,942
Merck & Co., Inc.                                       133,240     6,042,434
Pfizer, Inc.                                            183,840     5,875,526
                                                                 ------------
                                                                   18,251,902
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--2.0%
Applied Materials, Inc.(b)                              229,680     3,897,670

SEMICONDUCTORS--6.2%
Intel Corp.                                             292,140     7,122,373
National Semiconductor Corp.(b)                         290,630     4,984,305
                                                                 ------------
                                                                   12,106,678
                                                                 ------------
SOFT DRINKS--2.9%
Coca-Cola Co. (The)                                     130,430     5,720,660
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $188,907,390)                                    189,612,238
-----------------------------------------------------------------------------

Phoenix-Seneca Growth Fund

FOREIGN COMMON STOCKS(c)--2.4%

COMMUNICATIONS EQUIPMENT--2.4%
Telefonaktiebolaget LM Ericsson ADR (Sweden)(b)         177,750     4,747,703
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,221,273)                                        4,747,703
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $194,128,663)                                    194,359,941
-----------------------------------------------------------------------------


                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)        VALUE
                                             --------   -------  ------------
SHORT-TERM OBLIGATIONS--1.4%

FEDERAL AGENCY SECURITIES--0.5%
Freddie Mac 1.17%, 8/6/04                      AAA        1,100     1,099,785

COMMERCIAL PAPER--0.9%
UBS Finance Delaware LLC
  1.32%, 8/2/04                                A-1+       1,720     1,719,874
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,819,758)                                        2,819,659
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $196,948,421)                                    197,179,600(a)

Other assets and liabilities, net--(0.3)%                            (665,352)
                                                                 ------------
NET ASSETS--100.0%                                               $196,514,248
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,792,397 and gross depreciation of $8,561,218 for federal income tax purposes. At July 31, 2004, the aggregate cost of securities for federal income tax purposes was $196,948,421.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on a combination of the following criteria: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.
    ADR represents American Depository Receipt.

Phoenix-Seneca Strategic Theme Fund


                    SCHEDULE OF INVESTMENTS AT JULY 31, 2004
                                   (UNAUDITED)


                                                        SHARES      VALUE($)
                                                       --------  ------------
DOMESTIC COMMON STOCKS--95.7%

AEROSPACE & DEFENSE--6.3%
L-3 Communications Holdings, Inc.                        87,240     5,334,726
United Technologies Corp.                                58,500     5,469,750
                                                                 ------------
                                                                   10,804,476
                                                                 ------------
AIR FREIGHT & COURIERS--4.4%
FedEx Corp.                                              92,590     7,581,269

APPAREL, ACCESSORIES & LUXURY GOODS--1.5%
Coach, Inc.(b)                                           60,700     2,597,353

COMMUNICATIONS EQUIPMENT--3.7%
Juniper Networks, Inc.(b)                               273,900     6,288,744

COMPUTER HARDWARE--3.0%
International Business Machines Corp.                    59,800     5,206,786

DATA PROCESSING & OUTSOURCED SERVICES--4.3%
First Data Corp.                                        167,690     7,480,651

HEALTH CARE FACILITIES--3.2%
HCA, Inc.                                               140,500     5,430,325

HEALTH CARE SERVICES--3.8%
Caremark Rx, Inc.(b)                                    213,850     6,522,425

HOTELS, RESORTS & CRUISE LINES--3.3%
Carnival Corp.                                          120,260     5,605,319

HOUSEHOLD PRODUCTS--3.1%
Procter & Gamble Co. (The)                              102,600     5,350,590

HYPERMARKETS & SUPER CENTERS--4.6%
Costco Wholesale Corp.                                  195,200     7,936,832

INDUSTRIAL CONGLOMERATES--7.3%
3M Co.                                                   68,860     5,671,310
Tyco International Ltd.                                 220,730     6,842,630
                                                                 ------------
                                                                   12,513,940
                                                                 ------------
INDUSTRIAL GASES--3.5%
Air Products and Chemicals, Inc.                        115,130     5,957,977

INTERNET SOFTWARE & SERVICES--3.2%
VeriSign, Inc.(b)                                       317,680     5,562,577

MOVIES & ENTERTAINMENT--4.2%
Viacom, Inc. Class B                                    217,100     7,292,389

OIL & GAS EQUIPMENT & SERVICES--4.3%
Baker Hughes, Inc.                                      185,000     7,455,500

OTHER DIVERSIFIED FINANCIAL SERVICES--3.7%
J.P. Morgan Chase & Co.                                 171,100     6,387,163

PAPER PRODUCTS--3.2%
Georgia-Pacific Corp.                                   161,480     5,425,728

PERSONAL PRODUCTS--3.1%
Estee Lauder Cos., Inc. (The) Class A                   121,560     5,336,484

PHARMACEUTICALS--7.1%
Allergan, Inc.                                           18,500     1,399,340
Merck & Co., Inc.                                       123,000     5,578,050
Pfizer, Inc.                                            164,080     5,243,997
                                                                 ------------
                                                                   12,221,387
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--2.0%
Applied Materials, Inc.(b)                              205,120     3,480,886

SEMICONDUCTORS--6.5%
Intel Corp.                                             280,440     6,837,127
National Semiconductor Corp.(b)                         256,420     4,397,603
                                                                 ------------
                                                                   11,234,730
                                                                 ------------
SOFT DRINKS--3.3%
Coca-Cola Co. (The)                                     128,300     5,627,238

THRIFTS & MORTGAGE FINANCE--3.1%
MGIC Investment Corp.                                    74,580     5,295,180
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $166,440,821)                                    164,595,949
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--3.0%

COMMUNICATIONS EQUIPMENT--3.0%
Telefonaktiebolaget LM Ericsson ADR
  (Sweden)(b)                                           191,520     5,115,499
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,607,926)                                        5,115,499
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.7%
(IDENTIFIED COST $172,048,747)                                    169,711,448
-----------------------------------------------------------------------------

Phoenix-Seneca Strategic Theme Fund

                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)        VALUE
                                             --------   -------  ------------
SHORT-TERM OBLIGATIONS--4.0%

FEDERAL AGENCY SECURITIES--1.6%
Freddie Mac 1.25%, 8/9/04                      AAA        2,760     2,759,137

COMMERCIAL PAPER--2.4%
UBS Finance Delaware LLC
  1.32%, 8/2/04                                A-1+         700       699,949
Preferred Receivables Funding
  Corp. 1.30%, 8/3/04                          A-1        3,435     3,434,628
                                                                 ------------
                                                                    4,134,577
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $6,893,959)                                        6,893,714
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--102.7%
(IDENTIFIED COST $178,942,706)                                    176,605,162(a)

Other assets and liabilities, net--(2.7)%                          (4,600,948)
                                                                 ------------
NET ASSETS--100.0%                                               $172,004,214
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $7,345,144 and gross depreciation of $9,682,688 for federal income tax purposes. At July 31, 2004, the aggregate cost of securities for federal income tax purposes was $178,942,706.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on a combination of the following criteria: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.
    ADR represents American Depository Receipt.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Phoenix Strategic Equity Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date              September 28, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date              September 28, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                                    Nancy G. Curtiss, Treasurer
                                    (principal financial officer)

Date              September 28, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.